HIGH GRADE INCOME FUND
BISHOP STREET HIGH GRADE INCOME FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide high total return.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.
Shareholder Fees  <br/>(fees paid directly from your investment)
Shareholder Fees	HIGH GRADE INCOME FUND CLASS I SHARES USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses <br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HIGH GRADE INCOME FUND CLASS I SHARES
Management Fees	0.55%
Other Expenses	0.79%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.54%
Total Annual Fund Operating Expenses	1.34%
Less Fee Waivers and/or Expense Reimbursements	(0.58%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.76%
[1]	Bishop Street Capital Management (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class I Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.76% of the Fund’s average daily net assets through April 30, 2020 (Contractual Expense Limitation). In addition, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2020.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
HIGH GRADE INCOME FUND | CLASS I SHARES | USD ($)	78	367	679	1,562

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking superior long-term performance, the Fund primarily invests at least 80% of its net assets (plus any borrowings for investment purposes) in high grade U.S. dollar-denominated debt obligations of domestic corporations and the U.S. government, its agencies or instrumentalities. High grade debt obligations are those rated in the three highest ratings categories by S&P or other nationally recognized statistical rating organizations, and include mortgage-backed, variable and floating rate instruments. The Fund may also invest up to 20% of its net assets in investment grade securities (securities rated BBB by S&P, BAA by Moody’s, or unrated equivalent). The portfolio management team anticipates that the Fund will maintain an average weighted maturity of 6 to 8 years. In determining whether to buy, sell or hold a security, the portfolio management team analyzes the security relative to the risk characteristics of the portfolio as a whole. The portfolio management team considers several factors when selecting securities for the Fund’s portfolio, including the current state of a bond’s issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund’s shareholders. The portfolio management team may choose to sell a bond based on its analysis of the economy, the forecast on interest rates, sector and security valuations, and credit rating concerns.
PRINCIPAL RISKS
As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:
  Fixed Income Risk

  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer-duration securities are generally more volatile, so the maturity and duration of securities affects their risk. Risks associated with rising interest rates are heightened given that the Federal Reserve has begun to raise the federal funds rate. In addition, there is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.
  Liquidity Risk

  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.
  Management Risk

  The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
  Mortgage-Backed Securities Risk

  The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.
  Municipal Issuer Risk

  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities.
  U.S. Government Securities Risk

  The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.
  Valuation Risk

  Valuation risk is the risk that certain securities may be difficult to value.

PERFORMANCE INFORMATION
The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.
The following bar chart shows changes in performance of the Fund’s Class I Shares from calendar year to calendar year.

Best Quarter	Worst Quarter
5.06%	(3.70)%
(09/30/09)	(12/31/16)
The performance information shown above is based on a calendar year. The Fund’s performance information from 1/1/19 to 3/31/19 was 2.97%.
The following table compares the Fund’s average annual total returns to those of the Bloomberg Barclays Capital U.S. Government/Credit Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.
Average Annual Total Returns<br/>(for the periods ended December 31, 2018)
Average Annual Total Returns - HIGH GRADE INCOME FUND	1 Year	5 Years	10 Years
CLASS I SHARES	(1.21%)	1.96%	3.27%
CLASS I SHARES | Fund Return After Taxes on Distributions	(2.10%)	0.81%	1.83%
CLASS I SHARES | Fund Return After Taxes on Distributions and Sale of Fund Shares	(0.76%)	1.02%	2.09%
Bloomberg Barclays Capital U.S. Government/Credit Index Return (reflects no deduction for fees, expenses or taxes)	(0.42%)	2.53%	3.46%